Details to the consolidated cash flow statements (Details 7) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Statement [line items]
Financial debts and derivative instruments at beginning of period	$ 36,044
Impact of adoption of IFRS 16 Leases	1,896	$ 2,005		$ 1,740
Increase in non-current financial debts	16	7,126	$ 93
Repayments of non-current financial debts	(2,162)	(2,003)	(3,195)
Change in current financial debts	(3,524)	2,261	(1,582)
Payments of lease liabilities, net	(316)	(312)	(273)
Financial debts and derivative instruments at end of period	29,197	36,044
Non-current financial debts [member]
Statement [line items]
Financial debts and derivative instruments at beginning of period	26,259	20,353	22,470
Increase in non-current financial debts	16	7,126	93
Changes in fair values, lease interest and other changes, net		(1)
Amortization of bonds discount	25	16	25
Currency translation effects	(774)	832	(141)
Reclassification from non-current to current, net	(2,624)	(2,067)	(2,003)
Financial debts and derivative instruments at end of period	22,902	26,259	20,353
Current financial debts and derivative financial instruments [member]
Statement [line items]
Financial debts and derivative instruments at beginning of period	9,785	7,031	9,678
Repayments of non-current financial debts	(2,162)	(2,003)	(3,195)
Change in current financial debts	(3,524)	2,261	(1,582)
Impact of business combinations and divestments	1	32	2
Changes in fair values, lease interest and other changes, net	(124)		129
Amortization of bonds discount	4	5
Currency translation effects	(309)	392	44
Reclassification from non-current to current, net	2,624	2,067	2,003
Financial debts and derivative instruments at end of period	6,295	9,785	7,031
Non-current lease liabilities [member]
Statement [line items]
Financial debts and derivative instruments at beginning of period	1,719	1,703
New, modified and terminated leases, net	192	221	362
Impact of business combinations and divestments		36	(11)
Changes in fair values, lease interest and other changes, net		(30)	33
Currency translation effects	(43)	39	4
Reclassification from non-current to current, net	(247)	(250)	(156)
Financial debts and derivative instruments at end of period	1,621	1,719	1,703
Current lease liabilities [member]
Statement [line items]
Financial debts and derivative instruments at beginning of period	286	246
Payments of lease liabilities, net	(316)	(312)	(273)
Interest payments for amounts included in lease liabilities classified as cash flows from operating activities	(52)	(56)	(51)
New, modified and terminated leases, net	61	73	131
Impact of business combinations and divestments		8	(6)
Changes in fair values, lease interest and other changes, net	62	65	20
Currency translation effects	(13)	12	1
Reclassification from non-current to current, net	247	250	156
Financial debts and derivative instruments at end of period	$ 275	$ 286	246
Continuing operations | Non-current financial debts [member]
Statement [line items]
Lease liabilities, impact of adoption of IFRS 16			(2)
Continuing operations | Current financial debts and derivative financial instruments [member]
Statement [line items]
Lease liabilities, impact of adoption of IFRS 16			(1)
Continuing operations | Non-current lease liabilities [member]
Statement [line items]
Lease liabilities, impact of adoption of IFRS 16			1,471
Continuing operations | Current lease liabilities [member]
Statement [line items]
Lease liabilities, impact of adoption of IFRS 16			268
Discontinued operations | Non-current financial debts [member]
Statement [line items]
Lease liabilities, impact of adoption of IFRS 16			(89)
Discontinued operations | Current financial debts and derivative financial instruments [member]
Statement [line items]
Financial debts and lease liabilities related to discontinued operations			(47)
Discontinued operations | Non-current lease liabilities [member]
Statement [line items]
Lease liabilities, impact of adoption of IFRS 16			246
Financial debts and lease liabilities related to discontinued operations			(246)
Discontinued operations | Current lease liabilities [member]
Statement [line items]
Lease liabilities, impact of adoption of IFRS 16			40
Financial debts and lease liabilities related to discontinued operations			$ (40)